Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary Of Assets And Liabilities From Transactions With Related Parties
(1)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related parties		Account title	December 31, 2022	December 31, 2023
Associates	W Service Networks Co., Ltd.	Loans	120	108
		Deposits due to customers	3,298	3,245
		Accrued expenses	7	7
		Other liabilities	109	100

Related parties	Account title	December 31, 2022	December 31, 2023

Korea Credit Bureau Co., Ltd.	Loans	2	1
	Deposits due to customers	4,450	771
	Accrued expenses	—	1
	Other liabilities	40	—

Korea Finance Security Co., Ltd.	Loans	3,433	3,228
	Loss allowance	(46)	(71)
	Deposits due to customers	1,764	1,323
	Other liabilities	6	6

LOTTE CARD Co. Ltd.	Loans	50,000	12,209
	Account receivables	16	31
	Loss allowance	(30)	(269)
	Other assets	—	2
	Deposits due to customers	35,986	62,587
	Other liabilities	74	289

K BANK Co., Ltd.	Loans	3	54
	Account receivables	31	13
	Other assets	—	18
	Other liabilities	108,156	214,135

Others (*)	Loans	68,660	65,558
	Loss allowance	(34)	(61)
	Other assets	768	47,828
	Deposits due to customers	3,622	4,212
	Other liabilities	119	992

(*)	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., as of December 31, 2023 and 2022.

Gain Or Loss From Transactions With Related Parties
(2)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related parties		Account title	2021	2022	2023
Associates	W Service Network Co., Ltd.	Other income	30	—	—
		Interest expenses	7	14	35
		Fees expenses	612	543	552
		Other expenses	1,878	1,907	1,575
	Korea Credit Bureau Co., Ltd.	Interest expenses	4	40	9
		Fees expenses	3,503	3,730	4,047
		Other expenses	68	139	143
	Korea Finance Security Co., Ltd.	Interest income	80	141	181
		Interest expenses	2	3	3
		Provision of allowance for credit losses	1	44	26
		Other expenses	92	52	33
	LOTTE CARD Co., Ltd.	Interest income	196	83	10
		Fees income	10,248	7,701	4,164
		Interest expenses	462	1,902	5,665
		Reversal of allowance for credit losses	59	27	455
	K BANK Co., Ltd.	Fees income	1,952	698	190
		Fees expenses	636	937	339

		For the years ended December 31
Related parties	Account title	2021	2022	2023
Others (*)	Interest income	679	713	682
	Fees income	5,546	7,138	15,295
	Dividends income	—	—	1,700
	Other income	—	—	4,760
	Interest expenses	17	10	9,333
	Other expenses	—	—	836
	Provision of allowance for credit loss	2	92	27
	Provision of impairment losses due to credit loss	—	1	—

(*)	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., for the years ended December 31, 2023 and 2022 .

Summary Of Major Loan Transactions With Related Parties
(3)	Major loan transactions with related parties for the years ended December 31, 2021, 2022 and 2023 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2021
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	21	248	249	—	20
	Korea Credit Bureau Co., Ltd.	1	11	10	—	2
	Korea Finance Security Co., Ltd.	3,440	333	348	—	3,425
	LOTTE CARD Co., Ltd.	7,500	—	3,750	—	3,750
	K BANK Co., Ltd.	104	1,769	1,774	—	99
	Godo Kaisha Oceanos 1	44,036	—	—	(1,003)	43,033
	Woori Zip 1	—	13,121	—	(346)	12,775
	Woori Zip 2	—	18,624	—	(492)	18,132

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2022
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	20	352	252	—	120
	Korea Credit Bureau Co., Ltd.	2	15	15	—	2
	Korea Finance Security Co., Ltd.	3,425	2,407	2,399	—	3,433
	LOTTE CARD Co., Ltd.	3,750	50,000	3,750	—	50,000
	K BANK Co., Ltd.	99	315	411	—	3
	Godo Kaisha Oceanos 1	43,033	41,467	43,033	(1,653)	39,814
	Woori Zip 1	12,775	—	—	(956)	11,819
	Woori Zip 2	18,132	—	—	(1,356)	16,776
	Central Network Solutions Co., Ltd.	—	251	—	—	251

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2023
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	120	483	495	—	108
	Korea Credit Bureau Co., Ltd.	2	12	13	—	1
	Korea Finance Security Co., Ltd.	3,433	2,911	3,116	—	3,228
	LOTTE CARD Co., Ltd.	50,000	226,318	264,109	—	12,209
	K BANK Co., Ltd.	3	218	167	—	54
	One Mortgage	—	262	247	—	15
	ARAM CMC CO.LTD	—	41	—	—	41
	Godo Kaisha Oceanos 1	39,814	—	—	(1,693)	38,121
	Woori Zip 1	11,819	—	—	(502)	11,317
	Woori Zip 2	16,776	—	—	(713)	16,063
	Central Network Solutions Co., Ltd.	251	—	251	—	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

Details Of Changes In Major Deposits Due To Customers With Related Parties
(4)	Details of changes in major deposits due to customers with related parties for the years ended December 31, 2021, 2022 and 2023 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2021
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,180	1,180	1,180
	Partner One Value Up I Private Equity Fund	863	637	1,171	329
	Korea Credit Bureau Co., Ltd.	1,000	—	1,000	—

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2022
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,200	1,180	1,200
	Partner One Value Up I Private Equity Fund	329	550	779	100
	Korea Credit Bureau Co., Ltd.	—	3,000	—	3,000

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2023
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,200	1,000	1,200	1,000
	Partner One Value Up I Private Equity Fund	100	—	100	—
	Korea Credit Bureau Co., Ltd.	3,000	—	3,000	—
	One Mortgage	—	1,200	600	600

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

(5)	There are no major borrowing transactions with related parties for the years ended December 31, 2022 and 2023.

Summary Of Guarantees Provided To The Related Parties
(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2022	December 31, 2023	Warranty
Korea Finance Security Co., Ltd.	627	632	Unused loan commitment
Korea Credit Bureau Co., Ltd.	33	34	Unused loan commitment
W Service Network Co., Ltd.	60	72	Unused loan commitment
K BANK Co., Ltd.	297	246	Unused loan commitment
LOTTE CARD Co. Ltd.	450,000	498,400	Unused loan commitment
One Mortgage	—	34	Unused loan commitment
D-Custody Co., Ltd.	10	—	Unused loan commitment
As of December 31, 2022 and 2023, the recognized payment guarantee provisions are 80 million Won and 294 million Won, respectively, in relation to the guarantees provided to the related parties above.

Amount Of Commitments With The Related Parties
(7)	Amount of commitments with the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2022	December 31, 2023	Warranty
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,664	4,664	Securities purchase commitment
Woori Seoul Beltway Private Special Asset Fund No.1	37,146	34,437	Securities purchase commitment
Woori-Q Corporate Restructuring Private Equity Fund	12,555	12,186	Securities purchase commitment
JC Assurance No.2 Private Equity Fund	1,351	1,351	Securities purchase commitment
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	325	243	Securities purchase commitment
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	39	—	Securities purchase commitment
BTS 2nd Private Equity Fund	6,974	4,774	Securities purchase commitment
STASSETS FUND III	13,500	6,000	Securities purchase commitment
Together Korea Government Private Securities Investment Trust No.3	990,000	990,000	Securities purchase commitment
NH Woori Newdeal Growth Alpha Private Equity Fund 1	—	36,941	Securities purchase commitment
Synaptic Future Growth Private Equity Fund 1	—	4,389	Securities purchase commitment
Woori Asset Global Partnership Fund No.5	—	127,500	Securities purchase commitment

Major investment and Recovery transactions
The details of major investment and recovery transactions with related parties for the year ended December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
Related parties	Investment and others (*)	Recovery and others (*)
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	—	21,606
Woori High Plus Bond Sec Feeder Inv Trust 3(USD)	—	1,052
Woori BANKPLUS IPO 10 FEEDER FUND 2(BALANCED BOND)	200	—
Woori Two-year Bond Securities Investment Trust 2(Bond)	—	213
Woori China Mainland Stock Securities Investment Trust H(Securities)	—	443
Woori Long-term government bond securities Investment Trust No.1	—	1,951
Woori Republic of Korea Treasury Bond Active ETF(Bond)	3,000	—
Woori K-New Opening Target Return Securities Investment Trust(Equity)	200	—
Woori 2023 Maturity Securities Investment Trust(Bond)	200	—
Woori 2024 Maturity Securities Investment Trust 1(Bond)	200	—
Woori BIG SATISFACTION SHINJONG MMF 3RD	320,000	—
Woori MULTI RETURN PRIVATE EQUITY 1	—	8,559
Woori 2024 December Maturity Securities Investment Trust 1(Bond)	200	—
Woori Two-year Bond Securities Investment Trust 3(Bond)	—	209
Woori G Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	630	—

(*)	Investment and recovery transactions of associates are described in Note 13.(2)

	For the year ended December 31, 2023
Related parties	Investment and others (*)	Recovery and others (*)
Woori BIG SATISFACTION SHINJONG MMF 3RD	—	441,470
Woori G Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	38	—

(*)	Investment and recovery transactions of associates are described in Note 13.(2)

Summary Of Compensation For Key Management
(9)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Short-term employee salaries	20,742	21,990	22,626
Retirement benefit service costs	815	937	1,160
Share-based compensation	6,970	4,234	5,474

Total	28,527	27,161	29,260